Putnam Investments
                              One Post Office Square
                              Boston, MA 02109
                              September 12, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam VT Technology Fund, a series of Putnam Variable Trust
    (Reg. No 33-17486) (811-5346) (the "Fund") Post-Effective
    Amendment No. 29 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 28, 2001.

Comments or questions concerning this certificate may be directed to Helen S. Kim at 1-800-225-2465, ext. 14623.

                              Very truly yours,

                              Putnam Variable Trust

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President

cc: Jason Pogorelec, Esq.